Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Current and Deferred Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current and Deferred Taxes [Abstract]
Current year	€ (16)	€ 88	€ (190)
Current tax expense	(16)	88	(190)
Origination and reversal of temporary differences	(946)	4,378	(3,453)
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	471	(1,325)	1,071
Deferred tax (expense) income	(475)	3,053	(2,382)
Total	€ (491)	€ 3,141	€ (2,572)